Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Disclosure of detailed information about loan payable
The following table summarizes the Company's borrowings as at December 31, 2025 and changes during the year then ended:

	As at December 31,
	2025	2024

Opening balance	2,687	30,000
Assumed debt on acquisition of EMX	25,000	-
Repayments	(28,000)	(27,000)
Less: facility extension transaction costs	-	(362)
Amortization of transaction costs	129	49
Transaction costs reclassified to other debtors	184	-
Closing balance	$-	$2,687